UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Westchester Capital Management, Inc.
             ------------------------------------
Address:     100 Summit Lake Drive
             ------------------------------------
             Valhalla, NY 10595
             ------------------------------------

Form 13F File Number:  28-04764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frederick W. Green
             ------------------------------------
Title:       President
             ------------------------------------
Phone:       914-741-5600
             ------------------------------------

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green                    Valhalla, New York         5/17/10
----------------------------------      ---------------------------     -------
         [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     $2,026,062 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.    FORM 13F FILE NUMBER           NAME
---    --------------------           ----
1      28-11493                       Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
March 31, 2010

                                TITLE OF                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS               CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION MANAGER   SOLE SHARED NONE
----------------------------    ------------------  --------   -------- ---------- ---  ----- -------    --------  ----------------
3Com Corporation                        COM         885535104   65,717   8,545,819  SH        (a) Sole             Sole
3Com Corporation                        COM         885535104    2,302     299,400  SH        (b) Other  1         Sole
Advanced Micro Devices Inc.       NOTE 5.750% 8/1   007903AN7      521     520,000 PRN        (a) Sole             Sole
Airgas, Inc.                            COM         009363102   79,734   1,253,288  SH        (a) Sole             Sole
Airgas, Inc.                            COM         009363102    2,189      34,400  SH        (b) Other  1         Sole
Alcon Inc.                            COM SHS       H01301102   85,738     530,686  SH        (a) Sole             Sole
Alcon Inc.                            COM SHS       H01301102    2,673      16,548  SH        (b) Other  1         Sole
Allegheny Energy Inc.                   COM         017361106   28,083   1,221,000  SH        (a) Sole             Sole
Allegheny Energy Inc.                   COM         017361106      897      39,000  SH        (b) Other  1         Sole
Berkshire Hathaway, Inc.               CL A         084670108    3,167          26  SH        (a) Sole             Sole
Berkshire Hathaway, Inc.               CL A         084670108      122           1  SH        (b) Other  1         Sole
BHP Billiton plc                   SPONSORED ADR    05545E209   20,151     294,476  SH        (a) Sole             Sole
BHP Billiton plc                   SPONSORED ADR    05545E209      896      13,100  SH        (b) Other  1         Sole
BJ Services Company                     COM         055482103   99,922   4,669,270  SH        (a) Sole             Sole
BJ Services Company                     COM         055482103    5,066     236,730  SH        (b) Other  1         Sole
Bowne & Co. Inc.                        COM         103043105   27,134   2,431,400  SH        (a) Sole             Sole
Bowne & Co. Inc.                        COM         103043105    1,879     168,400  SH        (b) Other  1         Sole
Brink's Home Security Holdings
  Inc.                                  COM         109699108   85,168   2,001,600  SH        (a) Sole             Sole
Brink's Home Security Holdings
  Inc.                                  COM         109699108    2,630      61,800  SH        (b) Other  1         Sole
Camino Minerals Corp.                   COM         138050109        5      29,000  SH        (a) Sole             Sole
Camino Minerals Corp.                   COM         138050109       35     220,100  SH        (b) Other  1         Sole
CF Industries Holdings Inc.             COM         125269100   51,745     567,500  SH        (a) Sole             Sole
CF Industries Holdings Inc.             COM         125269100    1,441      15,800  SH        (b) Other  1         Sole
Citigroup Inc.                          COM         172967101    1,215     300,000  SH        (a) Sole             Sole
Coca-Cola Enterprises Inc.              COM         191219104   47,442   1,715,200  SH        (a) Sole             Sole
Coca-Cola Enterprises Inc.              COM         191219104    1,358      49,100  SH        (b) Other  1         Sole
Comcast Corporation                  CL A SPL       20030N200   24,047   1,338,200  SH        (a) Sole             Sole
Comcast Corporation                  CL A SPL       20030N200    1,429      79,500  SH        (b) Other  1         Sole
Corriente Resources Inc.                COM         22027E409    1,438     178,100  SH        (a) Sole             Sole
Corriente Resources Inc.                COM         22027E409      836     103,600  SH        (b) Other  1         Sole
Facet Biotech Corp.                     COM         30303Q103   14,168     524,941  SH        (a) Sole             Sole
Facet Biotech Corp.                     COM         30303Q103      294      10,900  SH        (b) Other  1         Sole
Fomento Economico Mexicano SAB
  de CV                         SPONSORED ADR UNIT  344419106   49,142   1,033,905  SH        (a) Sole             Sole
Fomento Economico Mexicano SAB
  de CV                         SPONSORED ADR UNIT  344419106    2,277      47,900  SH        (b) Other  1         Sole
General Growth Properties Inc.          COM         370021107    1,221      75,900  SH        (a) Sole             Sole
General Growth Properties Inc.          COM         370021107      790      49,100  SH        (b) Other  1         Sole
Huntsman Corporation                    COM         447011107    8,896     738,258  SH        (a) Sole             Sole
Huntsman Corporation                    COM         447011107      346      28,700  SH        (b) Other  1         Sole
Hutchison Telecomm. Intl. Ltd.     SPONSORED ADR    44841T107       41      10,000  SH        (a) Sole             Sole
Interactive Data Corp.                  COM         45840J107       93       2,900  SH        (a) Sole             Sole
Interactive Data Corp.                  COM         45840J107      707      22,100  SH        (b) Other  1         Sole
iShares Inc.                      MSCI MEX INVEST   464286822   16,305     305,500  SH   PUT  (a) Sole             Sole
iShares Inc.                      MSCI MEX INVEST   464286822      758      14,200  SH   PUT  (b) Other  1         Sole
Liberty Acquisition Holdings
  Corp.                                 COM         53015Y107   12,553   1,270,500  SH        (a) Sole             Sole
Liberty Acquisition Holdings
  Corp.                                 COM         53015Y107    1,610     163,000  SH        (b) Other  1         Sole
Market Vectors ETF TR             GBL ALTER ENRG    57060U407   15,067     656,500  SH   PUT  (a) Sole             Sole
Market Vectors ETF TR             GBL ALTER ENRG    57060U407    1,400      61,000  SH   PUT  (b) Other  1         Sole
Market Vectors ETF TR             GBL ALTER ENRG    57060U407    6,938     302,306  SH        (a) Sole             Sole
Market Vectors ETF TR             GBL ALTER ENRG    57060U407      648      28,234  SH        (b) Other  1         Sole
Millipore Corp.                         COM         601073109   92,950     880,204  SH        (a) Sole             Sole
Millipore Corp.                         COM         601073109    2,513      23,800  SH        (b) Other  1         Sole
Millipore Corp.                   NOTE 3.750% 6/0   601073AD1   47,763  38,020,000 PRN        (a) Sole             Sole
Millipore Corp.                   NOTE 3.750% 6/0   601073AD1    1,231     980,000 PRN        (b) Other  1         Sole
Motorola, Inc.                          COM         620076109   24,215   3,449,400  SH        (a) Sole             Sole
Motorola, Inc.                          COM         620076109      630      89,700  SH        (b) Other  1         Sole
News Corporation                       CL A         65248E104   13,534     939,200  SH        (a) Sole             Sole
News Corporation                       CL A         65248E104      379      26,300  SH        (b) Other  1         Sole
Novell, Inc.                            COM         670006105       86      14,300  SH        (a) Sole             Sole
Novell, Inc.                            COM         670006105      663     110,700  SH        (b) Other  1         Sole
OSI Pharmaceuticals, Inc.               COM         671040103   84,555   1,419,900  SH        (a) Sole             Sole
OSI Pharmaceuticals, Inc.               COM         671040103    3,251      54,600  SH        (b) Other  1         Sole
Pfizer Inc.                             COM         717081103    1,715     100,000  SH        (a) Sole             Sole
Polycom Inc.                            COM         73172K104   21,161     692,000  SH        (a) Sole             Sole
Polycom Inc.                            COM         73172K104      563      18,400  SH        (b) Other  1         Sole
Powershares  Global ETF FD        S&P 500 BUYWRT    73936G308    1,449      66,956  SH        (a) Sole             Sole
Psychiatric Solutions, Inc.             COM         74439H108      745      25,000  SH        (b) Other  1         Sole
Rio Tinto plc                      SPONSORED ADR    767204100   16,512      69,750  SH        (a) Sole             Sole
Rio Tinto plc                      SPONSORED ADR    767204100    1,124       4,750  SH        (b) Other  1         Sole
RiskMetrics Group Inc.                  COM         767735103   31,966   1,413,800  SH        (a) Sole             Sole
RiskMetrics Group Inc.                  COM         767735103    1,225      54,200  SH        (b) Other  1         Sole
Select Sector SDPR TR              SBI MATERIALS    81369Y100   13,117     386,700  SH   PUT  (a) Sole             Sole
Select Sector SDPR TR              SBI MATERIALS    81369Y100    1,065      31,400  SH   PUT  (b) Other  1         Sole
Smith International Inc.                COM         832110100  193,435   4,517,400  SH        (a) Sole             Sole
Smith International Inc.                COM         832110100    4,710     110,000  SH        (b) Other  1         Sole
SPDR S&P 500 ET TR                UNIT SER 1 S&P    78462F103  156,148   1,334,600  SH   PUT  (a) Sole             Sole
SPDR S&P 500 ET TR                UNIT SER 1 S&P    78462F103    7,652      65,400  SH   PUT  (b) Other  1         Sole
SunPower Corp.                       COM CL B       867652307    1,201      71,729  SH        (b) Other  1         Sole
SunPower Corp.                       COM CL B       867652307   24,437   1,459,776  SH        (a) Sole             Sole
Switch & Data Facilities Co.,
  Inc.                                  COM         871043105   21,247   1,185,611  SH        (a) Sole             Sole
Switch & Data Facilities Co.,
  Inc.                                  COM         871043105      821      45,800  SH        (b) Other  1         Sole
Telmex Internacional SAB de CV  SPONSORED ADR SR L  879690105   22,328   1,158,066  SH        (a) Sole             Sole
Telmex Internacional SAB de CV  SPONSORED ADR SR L  879690105    2,654     137,680  SH        (b) Other  1         Sole
Terra Industries Inc.                   COM         880915103  100,360   2,193,187  SH        (a) Sole             Sole
Terra Industries Inc.                   COM         880915103    3,588      78,400  SH        (b) Other  1         Sole
The Blackstone Group LP            COM UNIT LTD     09253U108    9,663     690,200  SH   PUT  (a) Sole             Sole
The Blackstone Group LP            COM UNIT LTD     09253U108      977      69,800  SH   PUT  (b) Other  1         Sole
The Blackstone Group, LP                COM         09253U108      195      13,950  SH        (b) Other  1         Sole
Varian, Inc.                            COM         922206107   63,282   1,222,133  SH        (a) Sole             Sole
Varian, Inc.                            COM         922206107    2,334      45,076  SH        (b) Other  1         Sole
Verizon Communications Inc.             COM         92343V104    1,861      60,000  SH        (a) Sole             Sole
Verizon Communications Inc.             COM         92343V104    1,861      60,000  SH   PUT  (a) Sole             Sole
XTO Energy Inc.                         COM         98385X106  236,702   5,017,000  SH        (a) Sole             Sole
XTO Energy Inc.                         COM         98385X106    6,968     147,700  SH        (b) Other  1         Sole
Zenith National Insurance
  Corp.                                 COM         989390109   21,463     560,100  SH        (a) Sole             Sole
Zenith National Insurance
  Corp.                                 COM         989390109    1,529      39,900  SH        (b) Other  1         Sole

TOTAL                                                        2,026,062